Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	Claymore Exchange-Traded Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001364089
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2011
Guggenheim S&P Global Dividend Opportunities Index ETF (Prospectus Summary) | Guggenheim S&P Global Dividend Opportunities Index ETF | Guggenheim S&P Global Dividend Opportunities Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LVL
Guggenheim BulletShares 2011 Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2011 Corporate Bond ETF | Guggenheim BulletShares 2011 Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCB
Guggenheim BulletShares 2012 Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2012 Corporate Bond ETF | Guggenheim BulletShares 2012 Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCC
Guggenheim BulletShares 2013 Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2013 Corporate Bond ETF | Guggenheim BulletShares 2013 Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCD
Guggenheim BulletShares 2014 Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2014 Corporate Bond ETF | Guggenheim BulletShares 2014 Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCE
Guggenheim BulletShares 2015 Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2015 Corporate Bond ETF | Guggenheim BulletShares 2015 Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCF
Guggenheim BulletShares 2016 Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2016 Corporate Bond ETF | Guggenheim BulletShares 2016 Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCG
Guggenheim BulletShares 2017 Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2017 Corporate Bond ETF | Guggenheim BulletShares 2017 Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCH
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2012 High Yield Corporate Bond ETF | Guggenheim BulletShares 2012 High Yield Corporate Bond ETF

Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSJC
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2013 High Yield Corporate Bond ETF | Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSJD
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2014 High Yield Corporate Bond ETF | Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSJE
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2015 High Yield Corporate Bond ETF | Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSJF
Guggenheim Enhanced Core Bond ETF (Prospectus Summary) | Guggenheim Enhanced Core Bond ETF | Guggenheim Enhanced Core Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIY
Guggenheim Enhanced Ultra-Short Bond ETF (Prospectus Summary) | Guggenheim Enhanced Ultra-Short Bond ETF | Guggenheim Enhanced Ultra-Short Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSY